UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                           to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001862679

SG Residential Mortgage Trust 2021-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jay Strauss
(203) 355-6113

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Covius Real Estate Services, LLC (“Covius”) Executive Summary
99.2	Covius Rating Agency Exceptions Report
99.3	Covius Rating Agency Grades Report
99.4	Covius ATR QM Data Fields
99.5	Covius Valuation Report
99.6	Covius Tape Compare Report
99.7	Evolve Mortgage Services (“Evolve”) Executive Summary
99.8	Evolve Exception Detail
99.9	Evolve Rating Agency Grades
99.10	Evolve Data Compare
99.11	Evolve QM ATR Data
99.12	Evolve Valuation Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 15, 2021
SHELTER GROWTH MASTER RESIDENTIAL MORTGAGE CREDIT FUND A LP
(Sponsor)

	By:	Shelter Growth Residential Mortgage Credit Fund
GP LLC, its general partner

	By:	/s/ Kevin Gasvoda
Name: Kevin Gasvoda
Title: Chief Financial Officer